MERIDIAN FUND, INC.®
MERIDIAN GROWTH FUND®
CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX; INVESTOR CLASS SHARES: MRIGX
MERIDIAN CONTRARIAN FUND
CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX; INVESTOR CLASS SHARES: MFCIX
MERIDIAN HEDGED EQUITY FUND® (formerly, Meridian Enhanced Equity Fund)
CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX
MERIDIAN SMALL CAP GROWTH FUND
CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX; INVESTOR CLASS SHARES: MISGX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 16, 2023
to the Funds’ Prospectus and Summary Prospectus
dated December 30, 2022
Growth Fund
The Average Annual Total Returns Table for the Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN GROWTH FUND Investor Class Shares (11/15/13)	1 Year	5 Year	Life of Class
Return Before Taxes	15.01%	16.45%	12.88%
Return After Taxes on Distributions	10.42%	13.64%	10.31%
Return After Taxes on Distributions and Sale of Fund Shares1	10.68%	12.39%	9.56%
Class A Shares (11/15/13) Return Before Taxes	14.76%	16.14%	12.54%
Class C Shares (07/01/15) Return Before Taxes	13.94%	15.31%	12.30%
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	5.04%	17.65%	13.29%

1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
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Contrarian Fund
The Average Annual Total Returns Table for the Contrarian Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN CONTRARIAN FUND Investor Class Shares (11/15/13)	1 Year	5 Year	Life of Class
Return Before Taxes	26.06%	17.29%	13.16%
Return After Taxes on Distributions	22.05%	14.11%	10.20%
Return After Taxes on Distributions and Sale of Fund Shares1	17.88%	13.08%	9.77%
Class A Shares (11/15/13) Return Before Taxes	25.72%	16.99%	12.86%
Class C Shares (07/01/15) Return Before Taxes	24.83%	16.24%	13.30%
Russell 2500® Index (reflects no deductions for fees, expenses or taxes)	18.18%	13.75%	11.46%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	27.78%	9.88%	9.53%

1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
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Hedged Equity Fund
The Average Annual Total Returns Table for the Hedged Equity Fund is deleted in its entirety and replaced with the following:

Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN HEDGED EQUITY FUND Investor Class Shares (11/15/13)	1 Year	5 Year	Life of Class
Return Before Taxes	15.11%	21.63%	15.15%
Return After Taxes on Distributions	8.07%	16.54%	11.35%
Return After Taxes on Distributions and Sale of Fund Shares1	11.45%	16.08%	11.20%
Class A Shares (11/15/13) Return Before Taxes	14.61%	21.31%	14.86%
Class C Shares (07/01/15) Return Before Taxes	14.05%	20.79%	16.41%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	15.01%
Cboe S&P 500 BuyWrite Index (BXM)	20.47%	7.84%	7.39%

1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
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Small Cap Growth Fund
The Average Annual Total Returns Table for the Small Cap Growth Fund is deleted in its entirety and replaced with the following:

Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN SMALL CAP GROWTH FUND Investor Class Shares (12/16/13)	1 Year	5 Year	Life of Class
Return Before Taxes	7.79%	15.17%	13.95%
Return After Taxes on Distributions	0.42%	11.98%	11.74%
Return After Taxes on Distributions and Sale of Fund Shares1	8.18%	11.31%	10.83%
Class A Shares (12/16/13) Return Before Taxes	7.46%	14.89%	13.65%
Class C Shares (07/01/15) Return Before Taxes	6.75%	14.08%	11.43%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	2.83%	14.53%	11.41%

1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE